UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund (unaudited)
Schedule of Investments
March 31, 2013

	Shares	Value
Traditional Preferred - 11.44%
Bank of New York Mellon - 5.2%	12,000	303,480
Charles Schwab Pfd B - 6%	15,000	396,300
JP Morgan - 5.5%	25,000	627,250
PNC Financial - 5.375%	15,000	382,050
MVC Capital B - 7.25%	25,000	634,250
Wells Fargo - 5.25%	15,000	378,000
Wells Fargo - 5.2%	5,000	127,450
TOTAL TRADITIONAL PREFERRED (Cost $2,801,678)		2,848,780

Corporate Bond Trust Certificates - 40.99%

Direct Trust Certificates - 33.56%
Aegon - 8%	7,000	200,900
Aspen Insurance - 7.25%	10,000	274,599
Aviva Plc Cap Sec - 8.25%	10,000	284,500
American Finl Group - 5.75%	12,000	317,040
Affiliated Managers Group - 5.25%	20,000	511,400
Aflac - 5.5%	10,000	263,000
Ares Capital - 5.875%	15,000	381,600
Duke Energy - 5.125%	15,000	380,850
NextEra Energy - 5.00%	15,000	371,550
Citigroup Cap VII - 7.125%	25,000	632,000
Hercules Technology Growth - 7.0%	12,000	310,800
Merrill Lynch - 7.0%	15,000	381,900
Protective Life - 6.0%	17,000	438,090
PartnerRe - 5.875%	10,000	250,100
Public Storage Pref W - 5.2%	15,000	375,300
Public Storage Pref X - 5.2%	15,000	373,800
Prudential Financial Jr Sub Nts - 5.70%	25,000	627,500
Privatebancorp - 7.125%	15,000	402,750
Torchmark 5.875%	17,000	448,630
Selective Insurance Group - 5.875%	15,000	374,250
TravelCenters of America - 8.25%	10,000	257,000
Tortoise Energy - 4.375%	10,000	99,299
Stanley Black & Decker - 5.75%	15,000	396,000
		8,352,858

Third Party Bond Trust Certificates - 7.43%
Strats Tr Goldman Sachs - 7.5%	34,000	530,400
CBTCS Duke - 7.875%	12,400	322,399
Lehman Fed Ex - 7.75%	29,500	332,182
Strats Walmart Stores (b)	5,500	106,975
Preferredplus Trust Verizon - 7.625%	21,267	557,833
		1,849,788.97

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $9,850,815)		10,202,647

Investment Companies - 25.61%

Closed-End Income Funds - 9.33%
MFS Govt Mkts Income	118,000	774,080
Nuveen Multi Currency	10,000	129,600
Strategic Global Income	70,000	757,400
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	662,500
		2,323,580
Ancora Trust
Ancora Income Fund (unaudited)
Schedule of Investments - continued
March 31, 2013
	Shares	Value

Closed-End Funds, Senior Securities - 16.29%
Gabelli Dividend & Income - 5.875%	32,000	827,197
General American Inv Co Pfd - 5.95%	35,000	894,950
Special Opportunities - 3%	13,500	716,850
The GDL Fund - 7.00%	22,000	1,106,380
Tortoise Energy - 3.95%	50,000	507,000
		4,052,377

TOTAL INVESTMENT COMPANIES (Cost $6,079,273)		6,375,957

REIT Preferred Shares - 17.39%
Commonwealth Reit - 6.50%, Series D	15,000	358,950
Chesapeake Lodging - 7.75%, Series A	12,000	333,960
Pebblebrook Hotel - 6.50% Series C	9,485	233,805
Entertainment Properties - 6.625%, Series F	12,000	308,400
Apollo Coml Real Estate - 8.625%, Series A	20,000	525,000
Summit Hotel Properties - 9.25%, Series A	10,000	276,500
Winthrop Rlty - 9.25%, Series D	20,000	553,782
Vornado Realty - 5.7%, Series K	12,000	296,520
Kimco Realty - 5.5%, Series J	10,000	253,800
LaSalle Hotel Pptys Pfd - 7.50% Series H	11,000	296,449
Prologis Trust - 6.750%, Series S	25,500	639,285
PS Business Pks - 5.75% Series U	10,000	251,590
TOTAL REIT PREFERRED SHARES (Cost $3,967,574)		4,328,041

Money Market Securities - 4.19%
First American Government Obligations -
Class Y, 0.00% (b) (Cost $1,043,941)	1,043,941	1,043,941

TOTAL INVESTMENTS (Cost$23,743,282) - 99.63%		24,799,366

Other Assets in Excess of Liabilities 0.37%		92,964

TOTAL NET ASSETS - 100%		$ 24,892,331

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2013.

Ancora Trust
Ancora Equity Fund (unaudited)
Schedule of Investments
March 31, 2013

	Shares	Value
Common Stocks - 79.19%

Basic Materials - 2.97%
Alcoa	35,000	298,200
		298,200
Energy - 4.89%
Apache	4,000	308,640
Helmerich & Payne	3,000	182,100
		490,740
Financial Services - 12.03%
Ameriprise Financial	5,000	368,250
Bank of New York Mellon	10,000	279,900
JP Morgan Chase	5,000	237,300
Legg Mason	10,000	321,500
		1,206,950

Health Care - 20.16%
Abbott Labratories	5,000	176,600
AbbVie	5,000	203,900
Baxter International	3,000	217,920
Celgene	5,000	579,550
Novartis	3,000	213,720
Pfizer	15,000	432,900
Teva Pharmaceutical Industries ADR	5,000	198,400
		2,022,990

Industrial Goods - 5.59%
Corning	25,000	333,250
ABB Ltd (a) (c)	10,000	227,600
		560,850

Machinery and Equipment - 6.8%
Parker Hannifan	3,000	274,740
Caterpillar	1,500	130,455
General Electric	12,000	277,440
		682,635

Ancora Trust
Ancora Equity Fund (unaudited)
Schedule of Investments - continued
March 31, 2013

Common Stocks - 79.19% Continued	Shares	Value

Entertainment & Media - 1.70%
Walt Disney	3,000	170,400
		170,400

Technology - 25.05%
EMC (a)	20,000	477,800
Ebay (a)	5,000	271,100
Cisco Systems	10,000	208,950
Apple	500	221,330
International Business Machines	2,000	426,600
Microsoft	12,000	343,260
Qualcomm	5,000	334,700
Thermo Fisher Scientific (a)	3,000	229,470
		2,513,210

TOTAL COMMON STOCKS (Cost $5,674,454)		7,945,975

Investment Companies - 12.94%
Madison Claymore Covered Call & Equity Strategy (a)	28,500	228,855
Boulder Total Return	26,000	543,400
Tri Continental	30,000	526,500

TOTAL INVESTMENT COMPANIES (Cost $877,688)		1,298,755

Money Market Securities - 7.87%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $789,681)	789,681	789,681

TOTAL INVESTMENTS (Cost $7,341,823) 100%		$ 10,034,411

Other Liabilities in Excess of Assets 0.00%		43

TOTAL NET ASSETS - 100.00%		$ 10,034,454

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2013.
(c) ADR - American Depository Receipt

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund (unaudited)
Schedule of Investments
March 31, 2013

	Shares	Value
Common Stocks - 84.66%

Basic Materials - 4.98%
Cloud Peak Energy, Inc.	15,870	298,039
QEP Resources, Inc.	22,260	708,758
The Scotts Miracle-Gro Co.	5,420	234,361
		1,241,158

Consumer Products & Services - 19.88%
AT Cross Co.	11,650	160,421
Beam, Inc.	8,870	563,600
Dean Foods Co.	10,916	197,907
Delta Apparel, Inc.	10,535	173,511
Hilshire Brands Co.	10,570	371,536
Hyster-Yale Materials Handling, Inc.	7,185	410,192
Lifetime Brands, Inc.	41,130	469,293
Lifeway Foods, Inc.	29,650	412,135
Mead Johnson Nutrition Co.	3,597	278,588
Nautilus, Inc.	20,995	153,264
Post Holdings, Inc.	10,420	447,331
Sequentiral Brands Groups, Inc. (a)	16,430	115,010
Whitewave Foods Co.	22,190	378,783
Zep, Inc.	54,720	821,347
		4,952,917

Financial - 13.24%
Alexander & Baldwin, Inc.	5,634	201,416
Corvel Corp.	5,626	278,431
Forestar Group, Inc.	48,220	1,054,089
Rouse Properties, Inc. (a)	25,025	452,953
TFS Financial Corp. (a)	94,430	1,023,621
Western Union Co.	19,190	288,618
		3,299,127

Healthcare - 0.01%
Utah Medical Products, Inc.	50	2,439
		2,439

Industrial Goods - 6.46%
Daktronics, Inc.	18,920	198,660
John Bean Technologies Corp.	6,455	133,941
Manitex International, Inc. (a)	51,930	644,451
Nacco Industries, Inc.	9,601	512,309
Tower International, Inc. (a)	8,582	120,148
		1,609,510

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund (unaudited)
Schedule of Investments - continued
March 31, 2013

Common Stocks - 84.66% Continued	Shares	Value

Services - 35.33%
ADT Corp.	20,930	1,024,314
AMC Networks, Inc. (a)	4,115	260,150
Ascent Captial Group, Inc. (a)	9,422	701,374
Einstein Noah Restaurant Group, Inc.	11,198	166,066
Brink's Co.	5,100	144,126
Harte-Hanks, Inc.	8,800	68,552
John Wiley & Sons, Inc.	8,250	321,420
Krispy Kremes Doughnuts, Inc. (a)	16,050	231,762
Liberty Interactive Corp. (a)	25,540	545,790
Liberty Media Corp. (a)	3,290	367,263
Liberty Ventures (a)	13,450	1,016,551
Matson, Inc.	9,900	243,540
Men's Warehouse, Inc.	22,470	750,947
Salem Communications Corp.	14,640	116,095
Standard Parking Corp. (a)	22,400	463,680
Starz-Liberty Captial (a)	19,700	436,355
Tribune Co. (a)	21,900	1,245,015
Tuesday Morning Corp.	25,571	198,431
United Online, Inc.	83,040	500,731
		8,802,163

Technology - 4.75%
Demand Media, Inc. (a)	22,320	192,622
TripAdvisor, Inc. (a)	5,430	285,184
Telular Corp.	70,192	706,132
		1,183,937

TOTAL COMMON STOCKS (Cost $19,496,265)		21,091,249

Money Market Securities - 15.83%
First American Government Obligations -	3,943,556	3,943,556
Class Y, 0.00% (a) (b) (Cost $3,943,556)

TOTAL INVESTMENTS (Cost $23,439,821) 100.49%		$ 25,034,805

Liabilities in Excess of Other Assets -0.49%		(120,985)

TOTAL NET ASSETS - 100.00%		$ 24,913,821

(a) Non-Income producing.

Ancora Trust
Ancora MicroCap Fund (unaudited)
Schedule of Investments
March 31, 2013

	Shares	Value
Common Stocks - 87.44%

Basic Materials - 5.80%
Landec Corp (a)	20,000	289,400
Penford Corp. (a)	17,500	191,975
Zoltek Companies, Inc. (a)	4,500	53,775
		535,150

Consumer Products & Services - 21.36%
A.T. Cross Co. Class-A (a)	4,664	64,223
Callaway Golf Co.	35,000	231,700
Cobra Electronics Corp. (a)	30,000	105,900
Courier Corp.	10,000	144,100
Emerson Radio (a)	38,121	62,900
Hooker Furniture	5,000	79,700
Jakks Pacific	10,000	104,900
John B Sanfilippo & Son (a)	10,549	210,769
Kid Brands (a)	60,000	93,000
Kimball International, Inc. Class-B	15,000	135,900
Lakeland Industries, Inc. (a)	34,712	128,782
Lincoln Educational Services	12,500	73,250
Luby's Inc (a)	20,000	149,600
Mace Security International (a) (c) (d)	150,000	52,500
Natuzzi, S.P.A. ADR (a)	43,771	98,047
Perma-Fix Environmental Services (a)	25,250	20,708
Stanley Furniture Co. Inc. (a)	30,879	137,103
Wet Seal (a)	25,000	75,500
Tandy Brands Accessories, Inc. (a)	4,728	2,364
		1,970,945

Corporate Services - 6.62%
RCM Technologies, Inc. (a)	10,980	66,539
Iteris, Inc. (a)	65,000	118,300
Hawaiian Holdings, Inc. (a)	25,000	144,250
Heidrick & Struggles	9,000	134,550
Nash Finch	7,500	146,850
		610,489

Energy - 2.51%
Goodrich Petroleum Corp (a)	7,500	117,375
Vaalco Energy, Inc. (a)	15,000	113,850
		231,225

Financial - 8.22%
Phoenix Companies (a)	2,000	61,540
Trustco Bank (a)	17,500	97,650
State Auto Financial Corp	7,500	130,650
Boston Private Financial Holdings Inc.	10,000	98,800
FBR & Co (a)	5,000	94,650
LNB Bancorp	10,000	83,100
MVC Capital Inc.	15,000	192,450
		758,840

Ancora Trust
Ancora MicroCap Fund (unaudited)
Schedule of Investments - continued
March 31, 2013

Common Stocks - 87.44% Continued	Shares	Value

Healthcare - 17.91%
Albany Molecular Research, Inc. (a)	40,000	420,400
Cryolife, Inc. (a)	12,047	72,402
Digirad Corp. (a)	73,392	184,948
Heska Corp. (a)	13,470	125,271
Invacare	5,500	71,775
Lannett Co., Inc. (a)	24,995	252,699
Medical Action Industries Inc (a)	29,002	174,012
RTI Biologics Inc (a)	30,000	117,900
Syneron Medical Ltd (a)	10,044	102,650
Theragenics Corp. (a)	79,878	130,201
		1,652,259

Machinery & Equipment - 7.16%
Deswell Industries, Inc.	22,500	57,173
FreightCar America	4,500	98,190
Lawson Products, Inc.	11,040	194,083
Lydall, Inc. (a)	12,500	191,875
Material Sciences Corp. (a)	5,000	54,000
Perceptron, Inc. (a)	9,000	64,980
		660,301

Technology - 17.20%
Accelrys, Inc. (a)	7,802	76,148
Amtech Systems, Inc. (a)	20,860	75,928
Axcelis Technologies, Inc. (a)	80,000	100,000
Aviat Networks, Inc. (a)	70,000	235,900
AXT Inc. (a)	49,450	145,383
BTU International, Inc. (a)	28,170	64,228
Digital Ally, Inc. (a)	4,544	19,792
Frequency Electronics, Inc. (a)	13,048	122,521
iGo, Inc (a)	5,059	19,882
Imation Corp. (a)	42,590	162,694
Kopin Corp. (a)	12,500	46,250
Leadis Technology, Inc. (a)	33,812	382
Neutral Tandem Inc (a)	12,500	40,875
Hawaiian Telecom (a)	4,000	92,280
Rimage Corp.	12,500	112,750
Planar Systems (a)	2,600	4,888
Sillicon Graphics International Corp. (a)	8,000	110,000
Sillicon Image, Inc. (a)	13,500	65,610
Trio-Tech International (a)	13,322	27,577
Vicon Industries, Inc. (a)	15,550	41,519
WPCS International Inc. (a)	55,000	22,550
		1,587,155

Transportation - 0.66%
Frozen Food Express Industries (a)	24,325	33,569
Euroseas Ltd	24,000	27,600
		61,169

TOTAL COMMON STOCKS (Cost $6,444,020)		8,067,531

Money Market Securities - 12.57%
First American Government Obligations -	1,159,660	1,159,660
Class Y, 0.00% (a) (b) (Cost $1,159,660)

TOTAL INVESTMENTS (Cost $7,603,679) 100.01%		$ 9,227,191

Liabilities in Excess of Other Assets -0.01%		(1,033)

TOTAL NET ASSETS - 100.00%		$ 9,226,158

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2013.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman and Portfolio Manager both serve on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora Special Opportunity Fund (unaudited)
Schedule of Investments
March 31, 2013

	Shares	Value
Common Stocks - 62.3%

Energy -3.31%
StealthGas (a)	25,000	299,750
		299,750

Consumer Goods -0.33%
Lifetime Brands	2,000	30,220
		30,220

Financial -15.78%
Citigroup	10,000	442,400
Artio Global Investors	120,000	326,400
Legg Mason	15,000	482,250
Liberty All Star Equity Fund	35,000	180,950
		1,432,000

Healthcare - 16.36%
Albany Molecular Research (a)	65,000	683,150
Pfizer	10,000	288,600
Safeguard Scientific (a)	30,000	474,000
Zynex	65,000	39,000
		1,484,750

Homeland Security - 18.54%
Mace Security International (a) (c) (d)	2,570,000	899,500
Leucadia National	15,000	411,450
Lakeland Industries (a)	100,000	371,000
		1,681,950

Industrial Goods - 3.61%
Capstone Turbine (a)	115,000	103,500
Continential Materials (a)	12,700	224,155
		327,655

Materials -2.1%
Cliffs Natural Resources	10,000	190,100
		190,100

Services - 1.26%
J.C. Penney Company	10,000	114,100
		114,100

Technology - 1.01%
Active Power (a)	20,000	91,800
		91,800

Miscellaneous - 0%
Contra SoftBrands (a)	40,000	-
		-

TOTAL COMMON STOCKS (Cost $4,575,998)		5,652,325

Ancora Trust
Ancora Special Opportunity Fund (unaudited)
Schedule of Investments - continued
March 31, 2013

Closed-End Investment Companies - 25.32%
Boulder Growth & Income	50,000	366,500
The GDL Fund	33,000	388,740
Firsthand Technology Value Fund (a)	15,000	289,350
Eaton Vance Risk Managed Equity	33,000	362,670
Zweig Total Return Fund	30,000	390,900
Special Opportunities Fund	30,000	499,200

TOTAL INVESTMENT COMPANIES (Cost $2,003,784)		2,297,360

Money Market Securities - 12.28%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $1,114,037)	1,114,037	1,114,037
		1,114,037

TOTAL INVESTMENTS (Cost $7,693,819) 99.89%		9,063,722

Liabilities 0.11%		9,660

TOTAL NET ASSETS - 100.00%		$ 9,073,382

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2013.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2013 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$23,743,281	$1,127,608	$ (71,523)	$1,056,085
Ancora Equity Portfolio	$7,341,823	$2,804,901	$ (112,313)	$2,692,588
Ancora MicroCap Portfolio	$7,603,679	$2,471,073	$ (847,561)	$1,623,511
Ancora/Thelen Small-Mid Cap Portfolio	$23,439,821	$1,843,932	$ (248,948)	$1,594,984
Ancora Special Opportunities Portfolio	$7,693,819	$2,275,016	$ (905,113)	$1,369,903

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 24,799,366	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 24,799,366	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 10,034,411	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 10,034,411	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 25,034,805	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 25,034,805	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,227,191	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,227,191	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,063,722	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,063,722	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: April 11, 2013